Schedule of Non-cash Stock Compensation Expense (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 6,043	$ 4,045
Direct costs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	3,330	2,229
Selling, general and administrative
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 2,713	$ 1,816